Annual Fund Operating Expenses - Retail - Vanguard Long-Term Investment-Grade Fund	May 28, 2021
Investor Shares
Operating Expenses:
Management Fees	0.20%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.22%
Admiral Shares
Operating Expenses:
Management Fees	0.11%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.12%